Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 76,475	$ 123,437
Financial Liabilities	448,120
Market fund [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 19,067	23,744
Description of valuation techniques used in fair value measurement, assets	Redemption valuequoted by bankswith reference tothe expectedreturn of theunderlying assets
Convertible Preferred Shares [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Liabilities	$ 511,861	$ 322,215
Description of valuation techniques used in fair value measurement, liabilities	Black-scholesmodel and OPMmethod — thekey inputs are:time toliquidation, risk-free rate,expectedvolatility andpossibilities forIPO/liquidationscenario
Description of inputs used in fair value measurement, liabilities	Possibility forIPO scenario(note)
Description of sensitivity of fair value measurement to changes in unobservable inputs, liabilities	Thehigher thepossibilityfor IPOscenario,the higherthe fairvalue, andvice versa